Intangible Assets - Schedule of Movements of Accumulated Amortization of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,562,654
Ending, balances	1,570,964	$ 1,562,654
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(189,160)	(130,893)
Amortization for the year	(66,158)	(62,475)
Exchange differences	(1,742)	4,208
Ending, balances	(257,060)	(189,160)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(89,725)	(75,061)
Amortization for the year	(20,868)	(16,607)
Exchange differences	(746)	1,943
Ending, balances	(111,339)	(89,725)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(25,811)	(21,147)
Amortization for the year	(4,164)	(4,672)
Exchange differences	(12)	8
Ending, balances	(29,987)	(25,811)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(70,625)	(31,857)
Amortization for the year	(40,976)	(41,038)
Exchange differences	(982)	2,270
Ending, balances	(112,583)	(70,625)
Accumulated depreciation, amortisation and impairment [member] | Other projects [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(2,999)	(2,828)
Amortization for the year	(150)	(158)
Exchange differences	(2)	(13)
Ending, balances	$ (3,151)	$ (2,999)